SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16. SUBSEQUENT EVENTS

Default and Reservation Letter

On March 1, 2024, the Company entered into a Note Purchase Agreement (the “Agreement”), by and between the Company and its wholly-owned subsidiary of the Company (the “Borrowers”), and Mosh Man, LLC, (the “Purchaser”), pursuant to which the Borrowers issued to the Purchaser a Senior Secured Promissory Note (the “Original Note”), as modified pursuant to a Letter Agreement dated July 13, 2024, as further modified by a Letter Agreement dated September 12, 2024, and as further modified pursuant to an Amended and Restated Promissory Note, dated September 25, 2024 (the “Amended Note”, and together with the Original Note, the “Note”). In connection with the Agreement, the Borrowers entered into a security agreement by and between the Borrowers, as grantor, and the Purchaser, as grantee.

On October 22, 2024, the Company received a Default and Reservation Letter (the “Default Notice”) from counsel for the administrative agent for the Note, (i) notifying the Company that it is in default under the Note for, among other reasons, failing to make a $100,000 payment that was due on October 10, 2024, (ii) accelerating all principal and interest payments due under the Note, and (iii) demanding the Borrowers enter into a lockbox control agreement within ten (10) business days of the date of the Default Notice. As of the date of the Default Notice, the outstanding obligation of the Company under the Note was approximately $1,600,000.

On October 24, 2024, the Company received a Notice of UCC Article 9 Public Sale (the “Sale Notice”) from counsel to the administrative agent for the Note notifying the Company that it intended to conduct a public sale of the collateral securing the Company’s obligations under the Note and Security Agreement on November 5, 2024.

As further described below, the Company raised sufficient funds through a private placement which closed on November 7, 2024, to repay the Note in full. The Company’s full repayment of the outstanding obligations under such promissory note effectively cured all defaults under the Agreement and terminated the public sale process of the collateral securing the Borrowers’ obligations thereunder.

Securities Purchase Agreement

On November 6, 2024, the Company entered into a Securities Purchase Agreement (the “SPA”) with certain institutional investors (the “Purchasers”), pursuant to which the Company agreed to issue and sell to such Purchasers, in a private placement transaction, (i) senior secured promissory notes in aggregate principal amount of $3,600,000 (the “Notes”), and (ii) 808,377 shares (the “Commitment Shares”) of the Company’s common stock, for aggregate gross proceeds of approximately $3.0 million, before deducting placement agent fees and other offering expenses payable by the Company. This private placement closed on November 7, 2024 (the “Closing Date”).

Pursuant to the SPA, the Company was required to use approximately $2,015,623 of the net proceeds from the private placement to pay, in full, all liabilities, obligations and indebtedness owing by the Company and its subsidiary, Kustom Entertainment, Inc., to Mosh Man, LLC (the “Borrower”).

The Company’s full repayment of the outstanding obligations under such promissory note effectively cured all defaults under the promissory note and terminated the public sale process of the collateral securing the Borrowers’ obligations thereunder.

The Company anticipates that the remaining net proceeds from the Private Placement after repayment of the Mosh Man promissory note, and after deducting placement agent fees and other offering expenses, will meet the Company’s capital needs for approximately three months, subsequent to which the Company anticipates that it will need to raise additional funds to implement its business plan and to service its ongoing operations. The Company also anticipates pursuing the sale of its video solutions business in the short term.

Pursuant to the SPA, the Company is required to file within 30 days of the Closing Date a registration statement with the SEC for a public offering and use its reasonable best efforts to pursue and consummate a follow-on financing transaction within 90 days of the Closing Date. The proceeds of the public offering shall be first used for the repayment of the principal amounts of the Notes. The Company is also required to file within 30 days of the Closing Date a registration statement on Form S-1 (or other appropriate form if the Company is not then S-1 eligible) providing for the resale by the Purchasers of the Commitment Shares issued under the SPA. The Company is required to use commercially reasonable efforts to cause such registration statement to become effective within 60 days following the filing thereof and to keep such registration statement effective at all times until no Purchaser owns any Commitment Shares.

Furthermore, pursuant to the SPA, the Company was required to complete the following: (i) the Company’s board of directors shall approve an amendment to the Company’s bylaws setting the quorum required for a special meeting of stockholders to one-third of all stockholders entitled to vote at such special meeting and (ii) the Company shall file with the SEC a preliminary proxy statement on Schedule 14A announcing a meeting of stockholders for the purpose of approving the Series A and Series B warrants issued by the Company on June 25, 2024.

Senior Secured Promissory Notes

The Notes mature ninety (90) days following their issuance date (the “Maturity Date”) and shall accrue no interest unless and until an Event of Default (as defined in the Notes) has occurred, in which case interest shall accrue at a rate of 14% per annum during the pendency of such Event of Default. In addition, upon customary Events of Default, the Purchasers may require the Company to redeem all or any portion of the Notes in cash with a 125% redemption premium. The Purchasers may also require the Company to redeem all or any portion of the Notes in cash upon a Change of Control, as defined in the Notes, at the prices set forth therein. Upon a Bankruptcy Event of Default (as defined in the Notes), the Company shall immediately pay to the Purchasers an amount in cash representing 100% of all outstanding principal, accrued and unpaid interest, if any, in addition to any and all other amounts due under the Notes, without the requirement for any notice or demand or other action by the Purchaser or any other person.

If the Company engages in one or more subsequent financings while the Notes are outstanding, the Company will be required to use at least 100% of the gross proceeds of such financing to redeem all or any portion of the Notes outstanding. The Company may also prepay the Notes in whole or in part at any time or from time to time. The Notes also contain customary representations and warranties and covenants of each of the parties. Subject to certain exceptions, the Notes are secured by a first lien and continuing security interest in and to the Collateral (as defined in the Notes).

Notice of Failure to Satisfy a Continued Listing Rule

On November 25, 2024, the Company received a notice (the “Notice”) from the Nasdaq Stock Market LLC, which indicated that, as a result of the Company’s delay in filing its Quarterly Report on Form 10-Q for the period ended September 30, 2024, the Company was not in compliance with Nasdaq Listing Rule 5250(c)(1), which requires Nasdaq-listed companies to timely file all required periodic financial reports with the U.S. Securities and Exchange Commission.

The Notice states that the Company has until January 24, 2025, to submit to Nasdaq an update to its plan to regain compliance with the Rule. The Notice also indicates that any additional exception to allow the Company to regain compliance with all delinquent filings will be limited to up to 180 calendar days from the due date of the Initial Delinquent Filing, or until May 19, 2025. The Notice has no immediate effect on the listing of the Company’s securities on Nasdaq.

The Company continues to work diligently to complete its Quarterly Report and plans to file its Quarterly Report as promptly as possible to regain compliance with the Rule.

December 20, 2024, the Company received a written notification from The Nasdaq Stock Market LLC indicating that the Company was not in compliance with Nasdaq Listing Rule 5550(a)(2) (the “Minimum Bid Price Requirement”), as the Company’s closing bid price for its common stock was below $1.00 per share for the prior thirty (30) consecutive business days. The Company has been granted a 180-calendar day compliance period, or until June 18, 2025, to regain compliance with the Minimum Bid Price Requirement. If the Company is not in compliance by June 18, 2025, the Company may be afforded a second 180-calendar day compliance period. If the Company does not regain compliance within such compliance period, including any granted extensions, its common stock may be subject to delisting, which delisting may be appealed to a Nasdaq hearings panel.

Common Stock Warrant Reset

On June 24, 2024, the Company entered into a private placement transaction as previously described in NOTE 12. STOCKHOLDERS’ EQUITY (the “June 2024 Private Placement”). As part of the June 2024 Private Placement, the Company issued an aggregate of 1,195,219 units and pre-funded units at a purchase price of $2.51 per unit (less $0.00001 per pre-funded unit). Each Unit consisted of (i) one share of common stock, par value $0.001 per share, of the Company (the “Common Stock”) (or one pre-funded warrant to purchase one share of Common Stock), (ii) one Series A warrant to purchase one share of Common Stock (the “Series A Warrant”) and (iii) one Series B warrant to purchase such number of shares of Common Stock as will be determined on the Reset Date (as defined below) and in accordance with the terms therein. The Pre-Funded Warrants were immediately exercisable at an exercise price of $0.0001 per share of Common Stock and were fully exercised in August 2024. The Series A Warrants became issued and exercisable on and after the date Stockholder Approval was obtained, has an initial exercise price of $2.51 per share of Common Stock and a term of 5 years after the date that the Company obtains Stockholder Approval. Such Stockholder Approval was obtained at the annual meeting of shareholders held on December 17, 2024 as described below. The Series A and B Warrants are now issued and exercisable at any time after the date Stockholder Approval was obtained (December 17, 2024). Both the Series A and B warrants are subject to price and quantity resets based on the lowest daily weighted average trading price of the shares of Common Stock during a period of 20 trading days, subject to a pricing reset floor of $0.502 per share of Common Stock. Based on the Stockholder Approval date of December 17, 2024 and the weighted average trading price experienced, the Series A and B warrants both reset to the floor price of $0.502 per share and the number of shares underlying the Series A Warrants and Series B Warrants were reset to approximately 5,976,095 shares and 4,780,877 shares, respectively. Both the Series A and B warrants are now fully issued and exercisable subsequent to December 17, 2024.

Common Stock Issuance

The Company issued 698,000 shares of common stock subsequent to September 30, 2024, upon the exercise of common stock purchase Series B warrants.

On November 6, 2024, the Company entered into a SPA with certain institutional investors, pursuant to which the Company issued to such institutional investors, in a private placement transaction, (i) senior secured promissory notes in aggregate principal amount of $3,600,000, and (ii) 808,377 shares of the Company’s common stock, for aggregate gross proceeds of approximately $3.0 million.

Termination of Material Definitive Agreement.

On June 1, 2023, the Company and its wholly owned subsidiary Kustom Entertainment, Inc. (“Kustom”) entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Clover Leaf Capital Corp., (“Clover Leaf”), and their subsidiary whereby Kustom and Clover Leaf would merge.

On November 7, 2024, pursuant to provisions of the Merger Agreement, the Company, Clover Leaf, and related entities the parties entered into a Mutual Termination and Release Agreement (the “Termination Agreement”) to terminate the Merger Agreement. As a result of the Termination Agreement, the Merger Agreement was fully terminated and is of no further force and effect.

Amendments to Company Bylaws

On November 6, 2024, the Company adopted Amendment No. 1 to its Corporate Bylaws with the approval of the Company’s board of directors. The Bylaws were amended to reduce the quorum requirement at any meeting of the Company’s stockholders to thirty-three and one-third percent (33 1/3%) of the stock issued and outstanding and entitled to vote at such meeting.

Annual Meeting

The Company held its annual meeting of stockholders (the “Annual Meeting”) on December 17, 2024 for the following purpose:

1.	To elect four directors;

2.	To ratify the appointment of RBSM LLP as our independent registered public accounting firm;

3.	To approve the transactions contemplated by the securities purchase agreement, entered into as of June 24, 2024, by and between the Company and investors, including, the issuance of 20% or more of our outstanding shares of common stock, par value $0.001 per share (the “Common Stock”) upon (i) exercise of Series A Common Stock Purchase Warrant; and (ii) exercise of Series B Common Stock Purchase Warrant, each dated June 25, 2024; and

4.

To approve a proposal to authorize the board of directors of the Company, in its sole and absolute discretion, and without further action of the stockholders, to file an amendment to our articles of incorporation, to effect a reverse stock split of our issued and outstanding Common Stock at a ratio to be determined by the Board, ranging from one-for-five (1:5) to one-for-twenty (1:20), with such reverse stock split to be effected at such time and date, if at all, as determined by the Board in its sole discretion, but no later than December 16, 2025, when the authority granted in this proposal to implement the reverse stock split would terminate.

All of the above matters were approved by the stockholders at the Annual Meeting on December 17, 2024. As a result, the Notice of Failure to Satisfy a Continued Listing Rule described in NOTE 9. COMMITMENTS AND CONTINGENCIES has been cured with the election of four members to serve on our Board of Directors at the Annual Meeting on December 17, 2024.

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Note 24. SUBSEQUENT EVENTS

2023 Issuance of Restricted Common Stock

On January 31, 2024, the Compensation Committee of the Board of Directors (the “Committee”) awarded Stanton E. Ross 20,000 shares of restricted common stock, half of these share will vest on January 31, 2025 and half on January 1, 2026, or in full at the completion of the previously disclosed Transaction entered into by the Company’s wholly-owned subsidiary, Kustom Entertainment, pursuant to the Merger Agreement with Clover Leaf, and the Company, whichever occurs first, provided that he remains an officer on such dates. Peng Han was awarded 15,000 shares of restricted common stock that will vest 3,000 shares on January 31, 2024, January 31, 2025, January 31, 2026, January 31, 2027 and January 31, 2028, or in full at the completion of the Transaction, whichever occurs first, provided that he remains an officer on such dates.

Resignation of Michael J. Caulfield

On January 31, 2024, Michael J. Caulfield notified the Board of Directors (the “Board”) of Digital Ally, Inc. (the “Company”) that he resigns as a director of the Board, effective immediately.

Country Stampede Acquisition

On March 1, 2024, Kustom 440, entered into an Asset Purchase Agreement (the “Acquisition Agreement”) with JC Entertainment, LLC, a Kansas limited liability company (“JC Entertainment”). Pursuant to the Acquisition Agreement, Kustom 440 acquired certain assets associated with a music entertainment event (“Country Stampede”), including all intellectual property arising out of and relating to Country Stampede (“Country Stampede Intellectual Property”) and certain contracts in which JC Entertainment is a party to host and operate the 2024 Country Stampede (the “Assumed Contracts”, and together with the Country Stampede Intellectual Property, the “Purchased Assets”).

Senior Secured Promissory Note

On March 1, 2024, the Company entered into a Note Purchase Agreement (the “Note Agreement”), by and between the Company, Kustom Entertainment (together with the Company, the “Borrowers”), and Mosh Man, LLC, a New Jersey limited liability company (the “Purchaser”), pursuant to which the Borrowers issued to the Purchaser a Senior Secured Promissory Note (the “Note”) with a principal amount of $1,425,000. In connection with the Agreement, the Borrowers entered into a Security Agreement (the “Security Agreement”) by and between the Borrowers, as grantor, and the Purchaser, as grantee. The gross proceeds to the Company are $1,000,000, before paying customary fees and expenses.

Pursuant to the Note, the Borrowers shall repay the Note, in full, on the earlier of (i) November 1, 2024, and (ii) the consummation of the merger between Kustom Entertainment and Clover Leaf pursuant to the Merger Agreement among the Company, Kustom Entertainment, Clover Leaf Capital Corp., Yntegra Capital Investments LLC and CL Merger Sub, dated as of June 1, 2023. The Borrowers shall pay in arrears in cash an amount equal to 50% of revenues from all ticket sales generated by Kustom Entertainment, up nine thousand tickets sold, and thereafter equal to 10% of all revenues from all ticket sales until the earlier of the date on which the Note is repaid in full or the Maturity Date. The Note bears interest at a rate of 1.58% per month. The Borrowers have the right, but not the obligation, under the Note to prepay the Note, upon written notice to the Purchaser, by payment in full of the entire outstanding principal balance plus interest. Upon a change of control of either Borrower or a sale or all or substantially all of either Borrower’s assets, the Purchaser may require the Borrowers to repay the Note, upon written notice to the Borrowers, by payment in full of the entire outstanding principal balance plus interest. In addition, upon the receipt of proceeds from any financing or extraordinary receipts, the Borrowers are required to repay the Note as follows: (A) if the aggregate proceeds of all such financings and extraordinary receipts are less than $3,000,000, the Borrowers shall prepay an amount equaling to 50% of the outstanding principal of the Note, and (B) if the aggregate proceeds of all such financings and extraordinary receipts are equal to or greater than $3,000,000, the Borrowers shall prepay the Note in full.

Pursuant to the Security Agreement, the Borrowers’ obligations under the Note and Agreement are secured by substantially all of the assets of the Borrowers, other than any real property.

Notice of Failure to Satisfy a Continued Listing Rule

On March 14, 2024, the Nasdaq Listing Qualifications staff notified Digital Ally, Inc. (the “Company”), that due to resignation of Mr. Michael J. Caulfield from the Company’s board of directors (the “Board”) effective on January 31, 2024, the Company no longer complies with the audit committee and compensation committee requirements as set forth in Listing Rule 5605 of The Nasdaq Stock Market LLC (“Nasdaq”), including the requirements that there are at least three independent directors on the Company’s audit committee and at least two independent directors on the Company’s compensation committee.

The notification has no immediate effect on the Company’s listing on the Nasdaq Capital Market. In accordance with Nasdaq Listing Rules, the Company is provided a cure period until the earlier of the Company’s next annual shareholders’ meeting (or July 29, 2024 if the next shareholders’ meeting will be held before July 29, 2024) or January 31, 2025 (the “Cure Period”). If the Company does not regain compliance by within the Cure Period, Nasdaq will provide written notice that the Company’s common stock, par value $0.001 per share, will be subject to delisting from the Nasdaq Capital Market, at which time, the Company may appeal the delisting determination to a Hearings Panel.

The management of the Company has resolved to take commercially reasonable steps to fill the vacancy on the Board with a new director who qualifies as independent under the Nasdaq Listing Rules as soon as is practical and anticipates regaining compliance during the Cure Period. However, there can be no assurance that the Company will be able to satisfy Nasdaq Listing Rule 5605 or will otherwise be in compliance with other Nasdaq listing criteria.

Business Combination

In February 2024, Kustom Entertainment and Clover Leaf announced the filing of Amendment No. 2 to a Registration Statement on Form S-4 by Clover Leaf with the SEC on February 5, 2024, relating to the previously announced proposed Business Combination.